Fair Value Measurements - Summary of Changes in Fair Value of Class K Founder Shares Liability (Details) - Khosla - Fair Value, Inputs, Level 3 - Class K Founder Shares Liability - USD ($)	2 Months Ended	3 Months Ended
	Mar. 31, 2021	Sep. 30, 2021	Jun. 30, 2021
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, Fair value	$ 36,550,000	$ 16,550,000	$ 13,600,000
Change in fair value of Class K Founder Shares liability	(22,950,000)	(6,250,000)	2,950,000
Ending Balance, Fair value	$ 13,600,000	$ 10,300,000	$ 16,550,000